Shareholders' Equity (Details) - USD ($)																				1 Months Ended	12 Months Ended
		Feb. 03, 2026	Jan. 30, 2026	Jan. 12, 2026	Oct. 25, 2025	May 16, 2025	May 08, 2025	May 05, 2025	Mar. 13, 2025	Feb. 25, 2025	Jan. 21, 2025	Oct. 05, 2023	Sep. 29, 2023	May 19, 2022	Feb. 22, 2021	Jan. 03, 2019	Dec. 31, 2018	Oct. 20, 2017	Jul. 04, 2017	Apr. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jun. 05, 2025	Dec. 31, 2022	Dec. 31, 2021	Jan. 10, 2019
Shareholders' Equity [Line Items]
Common stock par value (in Dollars per share)	[1]
Shares issued		0.02								0.02		0.02	0.02	0.02	0.02
Gross proceeds from initial public offering (in Dollars)		$ 9,600,000								$ 9,600,000		$ 9,600,000		$ 9,600,000	$ 9,600,000
Ordinary shares reverse stock split		11,833								11,833
Reverse stock split			On January 30, 2026, the Company announced a 1-for-150 share consolidation (reverse stock split) approved by the board of directors via unanimous written resolution dated November 25, 2025, effective February 3, 2026. All share and per-share amounts in these consolidated financial statements have been retrospectively adjusted to reflect this share consolidation together with all prior reverse stock splits. Immediately prior to the share consolidation, 143,693,892 Class A ordinary shares were issued and outstanding. Every 150 shares (or part thereof) were combined into one share, with fractional shares rounded up to the next whole share. Approximately 957,960 Class A ordinary shares were outstanding immediately after consolidation. As certified by the transfer agent as of March 31, 2026, total issued and outstanding Class A ordinary shares were 958,077. No Class B ordinary shares were issued or outstanding as of March 31, 2026.							Accordingly, the reverse stock splits effected on October 5, 2023 and February 25, 2025 did not involve any change in par value for its ordinary shares.		Accordingly, the reverse stock splits effected on October 5, 2023 and February 25, 2025 did not involve any change in par value for its ordinary shares.
Share purchase price (in Dollars per share)											$ 0.2
Proceeds from Convertible Debt (in Dollars)																						$ 1,595,000	$ 1,063,333
Shares authorized																								90,000,000
Gross proceeds from offering		$ 9,600,000								$ 9,600,000		$ 9,600,000		$ 9,600,000	$ 9,600,000
Issuance costs																					$ 1,055,395	$ 643,053	$ 617,365
Warrants [Member]
Shareholders' Equity [Line Items]
Shares issued									11,225,000
Number of shares to purchase									28,400,000		28,400,000
Warrants [Member] | Mr. Xiao [Member]
Shareholders' Equity [Line Items]
Number of shares to purchase											28,400,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock par value (in Dollars per share)																					$ 0.001
Shares issued		8								8		8	8	8	8	39,975		20,000,000	20,000,000			3,566,164
Reverse stock split																						445,770 ordinary shares retrospectively restated for effect of reverse stock split on February 25, 2025
Granted RSUs	[2]																				13,763		154
Ordinary Shares [Member] | Mr. Xiao [Member]
Shareholders' Equity [Line Items]
Shares issued											14,200,000
Ordinary shares reverse stock split											11,833
Share purchase price (in Dollars per share)											$ 0.2
Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Shares issued											14,200,000
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shareholders' Equity [Line Items]
Proceeds from Additional Paid In Capital				$ 8,199,999.9
2025 Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Shares issued						10,000,000
Gross proceeds from initial public offering (in Dollars)				9,999,999.9
Reverse stock split						666,667 ordinary shares at a price of $76.5 per ordinary share retrospectively restated for effect of reverse stock splits on February 3, 2026,and par value elimination on September 29, 2023		1,333 ordinary shares at a price of $75 per ordinary share retrospectively restated for effect of reverse stock splits on February 3, 2026,and par value elimination on September 29, 2023
Share purchase price (in Dollars per share)						$ 0.51		$ 0.5
Shares issued and sold								200,000
Gross proceeds of deducting offering expenses							$ 100,000
Gross proceeds from offering				9,999,999.9
Allocated to ordinary shares				$ 1,800,000
Net cash proceeds																					$ 9,109,980
Pro rata bais to the ordinary shares																					160,203.58
2025 Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shareholders' Equity [Line Items]
Warrants exercise price				$ 0.001
Issuance costs																					890,019.9
Pro rata bais to the additional paid in capital																					729,816.32
Securities Purchase Agreement One [Member] | Warrants [Member]
Shareholders' Equity [Line Items]
Shares issued									11,225,000
Number of shares to purchase									28,400,000
Reverse Stock Split [Member]
Shareholders' Equity [Line Items]
Reverse stock split					1:8							1:25		1:20	1:4
Reverse Stock Split [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock par value (in Dollars per share)																		$ 0.001	$ 0.001
Class A Ordinary Shares [Member] | 2025 Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Shares issued				12,000,000
Price per share				$ 0.15
Reverse stock split				80,000 ordinary shares at a price of $22.5 per ordinary share retrospectively restated for effect of reverse stock splits on February 3, 2026,and par value elimination on September 29, 2023
Class A Ordinary Shares [Member] | 2025 Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shareholders' Equity [Line Items]
Pre funded warrants to purchase ordinary shares				54,666,666
Initial Public Offering [Member]
Shareholders' Equity [Line Items]
Shares issued		1								1		1	1	1	1		2,506,300
Price per share																$ 4	$ 4
Gross proceeds from initial public offering (in Dollars)		$ 9,600,000								$ 9,600,000		$ 9,600,000	$ 9,600,000	$ 9,600,000	$ 9,600,000						10,200,000
Number of shares to purchase																											160,426
Ordinary shares reverse stock split		0.07								0.07		0.07		0.07	0.07
Gross proceeds from offering		$ 9,600,000								$ 9,600,000		$ 9,600,000	$ 9,600,000	$ 9,600,000	$ 9,600,000						$ 10,200,000
Convertible Notes [Member]
Shareholders' Equity [Line Items]
Proceeds from Convertible Debt (in Dollars)																						$ 2,102,704
2025 Equity Incentive Plan [Member]
Shareholders' Equity [Line Items]
Ordinary shares reverse stock split		13,763
2025 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders' Equity [Line Items]
Granted RSUs																				2,064,490
Suxuantang [Member]
Shareholders' Equity [Line Items]
Shares issued percentage																					100.00%
SXT [Member]
Shareholders' Equity [Line Items]
Shares issued percentage																					50.00%
Minimum [Member] | Reverse Stock Split [Member]
Shareholders' Equity [Line Items]
Price per share																									$ 0.004	$ 0.001
Maximum [Member] | Reverse Stock Split [Member]
Shareholders' Equity [Line Items]
Price per share																									$ 0.08	$ 0.004

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.
[2]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.